Acquisitions and Divestitures (Narrative) (Details) (USD $)	12 Months Ended			5 Months Ended	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 07, 2013	Oct. 17, 2014	Dec. 31, 2011	Oct. 21, 2014
Business Acquisition [Line Items]
Goodwill	$ 145,932,000	$ 141,943,000	$ 134,242,000			$ 133,659,000
Goodwill, Impairment	0	0	0
Total assets	25,672,887,000	23,789,833,000
Total deposits	18,068,939,000	16,734,956,000
Mountain National Bank
Business Acquisition [Line Items]
Business Acquisition, Name of Acquired Entity				Mountain National Bank
Number Of Bank Branches				12
Mountain National Bank | Acquired From FDIC
Business Acquisition [Line Items]
Acquisition date				Jun. 07, 2013
Assets acquired				451,547,000
Loans acquired				249,001,000
Cash and cash equivalents				54,872,000
Premises and equipment				10,359,000
Deposits assumed				362,098,000
Asset discount				33,000,000
Mountain National Bank | As Recorded by FHN
Business Acquisition [Line Items]
Assets acquired				416,674,000
Loans acquired				215,907,000
Cash and cash equivalents				54,872,000
Premises and equipment				14,114,000
Deposits assumed				364,098,000
Goodwill				7,701,000
Acquisition goodwill expected to be tax deductible				4,400,000
Branch Acquisition
Business Acquisition [Line Items]
Acquisition date					Oct. 17, 2014
Number Of Bank Branches					13
Deposit Premium					3.32%
Branch Acquisition | As Recorded by FHN
Business Acquisition [Line Items]
Assets acquired					437,600,000
Cash and cash equivalents					413,400,000
Premises and equipment					7,500,000
Goodwill and intangible assets					15,700,000
Deposits assumed					437,200,000
Goodwill					4,000,000
Acquisition goodwill expected to be tax deductible					4,000,000
Trustatlantic Financial Corporation
Business Acquisition [Line Items]
Number Of Bank Branches							5